INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Issued capital	Net investment attributable to owners of the parent	Capital Surplus	Other capital reserves	Retained earnings	Foreign currency translation
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Dec. 31, 2024		0
Number of shares outstanding at beginning of period (in shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2024		206,942,440
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024		206,942,440
Equity at beginning of period (Previously stated) at Dec. 31, 2024	$ 1,080	$ 0	$ 3,160	$ 0	$ 0	$ 0	$ (2,080)
Equity at beginning of period (Retroactive effect of Capital Reorganization) at Dec. 31, 2024	0	2	(3,160)	2,143	4	1,011	0
Equity at beginning of period at Dec. 31, 2024	1,080	$ 2		2,143	4	1,011	(2,080)
Profit (loss) for the period	34					34
Other comprehensive (loss) income	24				4		20
Total comprehensive (loss) / income	58				4	34	20
Non-cash distribution, net	(170)					(170)
SPAC Merger, net of transaction costs (in shares)		23,921,083
SPAC Merger, net of transaction costs	268			257	11
Warrants exercised (in shares)		1
Number of shares outstanding at end of period (in shares) at Sep. 30, 2025		230,863,524
Equity at end of period at Sep. 30, 2025	1,236	$ 2	0	2,400	19	875	(2,060)
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Jun. 30, 2025		0
Number of shares outstanding at beginning of period (in shares) (Retroactive effect of Capital Reorganization) at Jun. 30, 2025		206,942,440
Number of shares outstanding at beginning of period (in shares) at Jun. 30, 2025		206,942,440
Equity at beginning of period (Previously stated) at Jun. 30, 2025	1,221	$ 0	3,290	0	0	0	(2,069)
Equity at beginning of period (Retroactive effect of Capital Reorganization) at Jun. 30, 2025	0	2	(3,290)	2,143	8	1,137	0
Equity at beginning of period at Jun. 30, 2025	1,221	$ 2		2,143	8	1,137	(2,069)
Profit (loss) for the period	(89)					(89)
Other comprehensive (loss) income	9						9
Total comprehensive (loss) / income	(80)					(89)	9
Non-cash distribution, net	(170)					(170)
SPAC Merger, net of transaction costs (in shares)		23,921,083
SPAC Merger, net of transaction costs	268			257	11
Warrants exercised (in shares)		1
Other	(3)					(3)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2025		230,863,524
Equity at end of period at Sep. 30, 2025	1,236	$ 2	0	2,400	19	875	(2,060)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2025		230,863,624
Equity at beginning of period at Dec. 31, 2025	1,299	$ 2	0	2,400	24	965	(2,092)
Profit (loss) for the period	261					261
Other comprehensive (loss) income	(79)						(79)
Total comprehensive (loss) / income	182					261	(79)
Share-based payments (in shares)		20,000
Share-based payments	1				1
Number of shares outstanding at end of period (in shares) at Sep. 30, 2026		230,883,624
Equity at end of period at Sep. 30, 2026	1,482	$ 2	0	2,400	25	1,226	(2,171)
Number of shares outstanding at beginning of period (in shares) at Jun. 30, 2026		230,883,624
Equity at beginning of period at Jun. 30, 2026	1,385	$ 2	0	2,400	25	1,127	(2,169)
Profit (loss) for the period	99					99
Other comprehensive (loss) income	(2)						(2)
Total comprehensive (loss) / income	97					99	(2)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2026		230,883,624
Equity at end of period at Sep. 30, 2026	$ 1,482	$ 2	$ 0	$ 2,400	$ 25	$ 1,226	$ (2,171)